Fair Value Measurements Fair Value Hierarchy for Assets and Liabilities Measured on a Recurring Basis (Details)	Mar. 31, 2018 USD ($) price firm	Dec. 31, 2017 USD ($) price firm	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	$ 1,782,000,000	$ 1,816,000,000	$ 2,407,000,000
Total assets	$ 1,782,000,000	$ 2,816,000,000	3,108,000,000
Number of firms utilized | firm	1	1
Number of prices relied upon | price		1
U.S. government and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	$ 245,000,000	$ 195,000,000	117,000,000
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	230,000,000	391,000,000	615,000,000
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	1,196,000,000	1,117,000,000	1,508,000,000
Mortgage-backed/asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	53,000,000	56,000,000
Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	58,000,000	57,000,000	109,000,000
Preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	316,000,000	319,000,000	315,000,000
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	$ 677,000,000	681,000,000	386,000,000
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of prices relied upon | price	1
Assets held at fair value	$ 0	0	0
Liabilities held at fair value	0	0	0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,876,000,000	2,816,000,000	3,108,000,000
Fair Value, Measurements, Recurring | U.S. government and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	245,000,000	195,000,000	117,000,000
Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	230,000,000	391,000,000	615,000,000
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	1,196,000,000	1,117,000,000	1,508,000,000
Fair Value, Measurements, Recurring | Mortgage-backed/asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	53,000,000	56,000,000	58,000,000
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	58,000,000	57,000,000	109,000,000
Fair Value, Measurements, Recurring | Preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	316,000,000	319,000,000	315,000,000
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	677,000,000	681,000,000	386,000,000
Fair Value, Measurements, Recurring | Other long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	101,000,000
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	700,000,000	704,000,000	418,000,000
Fair Value, Measurements, Recurring | Level 1 | U.S. government and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Mortgage-backed/asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	23,000,000	23,000,000	32,000,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	677,000,000	681,000,000	386,000,000
Fair Value, Measurements, Recurring | Level 1 | Other long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2,062,000,000	2,112,000,000	2,690,000,000
Fair Value, Measurements, Recurring | Level 2 | U.S. government and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	245,000,000	195,000,000	117,000,000
Fair Value, Measurements, Recurring | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	230,000,000	391,000,000	615,000,000
Fair Value, Measurements, Recurring | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	1,183,000,000	1,117,000,000	1,508,000,000
Fair Value, Measurements, Recurring | Level 2 | Mortgage-backed/asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	53,000,000	56,000,000	58,000,000
Fair Value, Measurements, Recurring | Level 2 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	58,000,000	57,000,000	109,000,000
Fair Value, Measurements, Recurring | Level 2 | Preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	293,000,000	296,000,000	283,000,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0	0	0
Fair Value, Measurements, Recurring | Level 2 | Other long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	114,000,000	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. government and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	13,000,000	0	0
Fair Value, Measurements, Recurring | Level 3 | Mortgage-backed/asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale debt securities	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	0	$ 0	$ 0
Fair Value, Measurements, Recurring | Level 3 | Other long-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, at fair value	$ 101,000,000